Annual Total Returns - BLACKROCK EUROFUND (Class K) [BarChart] - Class K - BLACKROCK EUROFUND - Class K Shares	Oct. 28, 2020
Bar Chart Table:
Annual Return 2010	0.95%
Annual Return 2011	(14.56%)
Annual Return 2012	25.43%
Annual Return 2013	27.29%
Annual Return 2014	(9.52%)
Annual Return 2015	0.39%
Annual Return 2016	(7.94%)
Annual Return 2017	22.34%
Annual Return 2018	(19.67%)
Annual Return 2019	25.36%